REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,684	$ 1,736
Contract assets	159	79
Long-term contract assets	21	0
Contract liabilities	11	17
Long-term contract liabilities	121	$ 0
Revenue recognized	$ 17